Note 13 - Financial Instruments - Gain or Loss on Derivatives Not Designated as Hedging Instruments (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Gain (loss) on derivatives	$ 2,309,904	$ 388,145
Not Designated as Hedging Instrument [Member]
Gain (loss) on derivatives	2,309,904	388,145
Not Designated as Hedging Instrument [Member] | Interest Rate Contracts, Unrealized (Loss) / Gain [Member]
Gain (loss) on derivatives	2,410,656	473,647
Not Designated as Hedging Instrument [Member] | Interest Rate Contracts, Realized (Loss) / Gain [Member]
Gain (loss) on derivatives	$ (100,752)	$ (85,502)